Other liabilities - Foreign currency swaps and forwards - notional amounts (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
EUR | Foreign currency swaps EUR - USD (in EUR)
Foreign currency swaps and forwards
Notional amount		€ 5,000
EUR | Foreign currency forwards EUR - USD (in EUR)
Foreign currency swaps and forwards
Notional amount	€ 2,000	4,000
USD | Foreign Currency Swaps EUR - USD (in USD)
Foreign currency swaps and forwards
Notional amount		5,451
USD | Foreign currency forwards EUR - USD (in USD)
Foreign currency swaps and forwards
Notional amount	€ 2,355	€ 4,277